Revenue - Narrative (Details)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 02, 2020 shares	Mar. 31, 2020 USD ($) tranche $ / shares shares	Dec. 31, 2019 USD ($)
Class of Warrant or Right [Line Items]
Fair value of warrants outstanding	$ 51,753,000	$ 343,400,000			$ 1,122,000
Contract assets	1,200,000	0			0
Contract liabilities	$ 654,000	$ 2,284,000			$ 225,000
VCTF warrant
Class of Warrant or Right [Line Items]
Number of tranches | tranche				2
Fair value of warrants outstanding				$ 2,900,000
Class A Common Stock
Class of Warrant or Right [Line Items]
Conversion of warrants into securities (in shares) | shares			4,089,280
Class A Common Stock | VCTF warrant
Class of Warrant or Right [Line Items]
Conversion of warrants into securities (in shares) | shares				4,089,280
Stock price of warrants (in dollars per share) | $ / shares				$ 3.1769